DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2023
DISCONTINUED OPERATIONS
Schedule of assets, liabilities, statement of operations and cash flows of discontinued operations which were included in the Company's consolidated financial statements

	For the years ended December 31,
	2021*	2022	2023	2023
	RMB	RMB	RMB	US$
Revenue	16,334,363	—	—	—
Cost of revenue	(17,313,107)	—	—	—
Gross loss	(978,744)	—	—	—
Selling expenses	(364,917)	—	—	—
General and administrative expenses	(530,479)	(31,617)	—	—
Research and development expenses	(51,465)	—	—	—
Other operating income	243,391	—	—	—
Total operating expenses	(703,470)	(31,617)	—	—
Loss from discontinued operations	(1,682,214)	(31,617)	—	—
Interest income	15,099	—	—	—
Interest expenses	(32,613)	—	—	—
Foreign exchange loss	(2,367)	—	—	—
Gains on disposal	3,179,323	—	—	—
Other income	37,570	—	15,222	2,144
Other expense	(41,309)	(6,847)	—	—
Income (Loss) before income taxes	1,473,489	(38,464)	15,222	2,144
Income tax expense	—	—	—	—
Net income (loss) from discontinued operations	1,473,489	(38,464)	15,222	2,144

*

Including the financial results of discontinued operations of Store+ and BEST express delivery services from January 1, 2021 to November 30, 2021 and from January 1, 2021 to December 8, 2021, respectively.

Summary of total financial results presented in continuing operations from Discontinued Operations after the disposals transactions as intra-entity transactions

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Revenue
Freight delivery	6,271	45,664	—	—
Supply chain management	4,500	16,547	—	—
Others	42,162	20,080	—	—
Total revenue	52,933	82,291	—	—
Cost of revenue
Freight delivery	(4,274)	(34,262)	—	—
Supply chain management	(3,390)	(5,315)	—	—
Others	(4,036)	(13,761)	—	—
Total cost of revenue	(11,700)	(53,338)	—	—
Interest income	4,671	—	—	—